Income Tax (Details) - Schedule of Income Tax Expense - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax (Details) - Schedule of Income Tax Expense [Line Items]
Total current tax provision	¥ 97,241
Total deferred tax expense
Total income tax expense	97,241
Chinese Mainland [Member]
Income Tax (Details) - Schedule of Income Tax Expense [Line Items]
Total current tax provision	97,241
Others [Member]
Income Tax (Details) - Schedule of Income Tax Expense [Line Items]
Total current tax provision
Total deferred tax expense
The PRC, excluding Hong Kong [Member]
Income Tax (Details) - Schedule of Income Tax Expense [Line Items]
Total deferred tax expense